SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total net revenues were executed and cleared by one supplier | Concentration of supplier | Supplier
Concentration Risk [Line Items]
Concentration risk (in percent)	6.60%	10.60%	16.60%